Related Party Transactions (Details) (Ms Haiyan Gong) In Thousands, unless otherwise specified	0 Months Ended
	Dec. 24, 2012 CNY	Nov. 11, 2010 USD ($)	Nov. 11, 2010 CNY	Dec. 31, 2010 CNY
Related party transactions
Term of consultancy agreement	3 years
Monthly fee for consultancy services	49
Receivables from				1,000
Payables to				993
Amount advanced interest free to related party			1,000
Automatic extension period for the interest free borrowings to related party		1 year	1 year
Amount borrowed interest free from related party		$ 150
Automatic extension period for the interest free borrowings from related party		1 year	1 year